Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Other assets
Cash collateral on derivative instruments	SFr 7,488	SFr 9,526	SFr 4,570
Cash collateral on non-derivative transactions	556	1,075	428
Derivative instruments used for hedging	173	198	183
Assets held-for-sale	7,460	9,886	8,971
of which loans	7,406	9,821	8,886
allowance for loans held-for-sale	(8)	(7)
of which real estate	29	33	38
of which long-lived assets	25	32	47
Premises, equipment and right-of-use assets	7,650	7,730	7,832
Assets held for separate accounts	106	106	111
Interest and fees receivable	4,493	5,175	4,688
Deferred tax assets	4,020	4,157	4,399
Prepaid expenses	658	643	431
of which cloud computing arrangement implementation costs	33	30	27
Failed purchases	1,836	1,725	1,643
Defined benefit pension and post-retirement plan assets	3,011	2,928	2,878
Other	3,695	4,132	3,475
Other assets	41,146	47,281	39,609
Other liabilities
Cash collateral on derivative instruments	7,184	8,260	7,457
Cash collateral on non-derivative transactions	244	1,797	516
Derivative instruments used for hedging	15	40	48
Operating Lease, Liability	2,911	3,023	3,213
Provisions	1,329	1,256	1,179
of which off-balance sheet risk	262	253	172
Liabilities held for separate accounts	106	106	111
Interest and fees payable	4,993	5,537	5,101
Current tax liabilities	573	621	678
Deferred tax liabilities	646	977	523
Failed sales	920	1,145	936
Defined benefit pension and post-retirement plan liabilities	436	443	455
Other	9,430	8,883	10,826
Other liabilities	28,787	32,088	31,043
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	278	679	800
Foreclosed or repossessed real estate	8	8	9
Foreclosed or repossessed residential real estate	8	SFr 8	9
Bank
Other assets
Cash collateral on derivative instruments	7,488		4,570
Cash collateral on non-derivative transactions	556		428
Derivative instruments used for hedging	173		183
Assets held-for-sale	7,460		8,971
of which loans	7,406		8,886
allowance for loans held-for-sale	(8)			SFr 0
of which real estate	29		38
of which long-lived assets	25		47
Premises, equipment and right-of-use assets	6,483		6,652
Assets held for separate accounts	106		111
Interest and fees receivable	4,589		5,301
Deferred tax assets	3,959		4,337
Prepaid expenses	572		343
of which cloud computing arrangement implementation costs	27		21
Failed purchases	1,836		1,643
Defined benefit pension and post-retirement plan assets	987		1,067
Other	3,702		3,463
Other assets	37,911		37,069
Other liabilities
Cash collateral on derivative instruments	7,184		7,457
Cash collateral on non-derivative transactions	244		516
Derivative instruments used for hedging	15		48
Operating Lease, Liability	2,111		2,388
Provisions	1,319		1,171
of which off-balance sheet risk	262			SFr 172
Liabilities held for separate accounts	106		111
Interest and fees payable	5,128		5,690
Current tax liabilities	562		658
Deferred tax liabilities	238		167
Failed sales	920		936
Defined benefit pension and post-retirement plan liabilities	436		455
Other	9,547		10,809
Other liabilities	27,810		30,406
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	278		800
Foreclosed or repossessed real estate	8		9
Foreclosed or repossessed residential real estate	SFr 8		SFr 9